SCHEDULE OF FAIR MARKET VALUE (Details) - Stock Awards Plan [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued, beginning balance	19,422,909	18,706,909	18,706,909	11,002,000
Weighted average market value per share, beginning balance	0.094	0.088	0.088	0.099
Number of shares, shares issued			716,000	7,704,909
Weighted average market value per share, shares issued			0.250	0.072
Number of shares issued, ending balance	19,422,909	18,706,909	19,422,909
Weighted average market value per share, ending balance	0.094	0.088	0.094
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance	0.001	0.001	0.001	0.003
Shares issued fair value per share			0.162	0.001
Fair value per share, ending balance	0.001	0.001	0.001
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance	1.49	1.49	1.49	1.49
Shares issued fair value per share			0.48	0.55
Fair value per share, ending balance	1.49	1.49	1.49